CONVERTIBLE DEBT (Tables)	6 Months Ended
Jun. 30, 2016
Schedule of Changes of Long-term Convertible Debt

Balance as of January 1, 2016	$35,926

Change in accrued interest	835
Change in fair value	1,120
Payment of interest	(952)
Payment of principal	(7,620)

Balance as of June 30, 2016 *	$29,309

* Includes accrued interest of $372

Schedule of Aggregate Principal Annual Payments

Repayment amount

2016 (six months ending December 31)	$11,650
2017	4,150
2018	5,000
2019	37,750

Total principal payments	58,550
Less: unamortized original issue discount	(1,320)

Present value of principal payments	57,230
Less: current portion	(13,506)

Long-term debt	$43,724

Convertible Debt [Member]
Schedule of Aggregate Principal Annual Payments
Repayment amount

2017	$7,462
2018	7,461
2019	7,462
2020	7,461

$29,846